Exhibit 10.2

SECOND AMENDMENT TO

AMENDED AND RESTATED TRUST AGREEMENT

This Second Amendment to Amended and Restated Trust Agreement, dated as of May 13, 2025 (this “Amendment”), is between Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Wells Fargo Delaware Trust Company, N.A., as owner trustee (the “Owner Trustee”), and consented to by Santander Consumer USA Inc. (“SC”), as sole noteholder (the “Sole Noteholder”).

WHEREAS, the Seller and the Owner Trustee are parties to that certain Amended and Restated Trust Agreement, dated as of November 17, 2021 (as amended by the First Amendment to the Amended and Restated Trust Agreement, dated as of March 27, 2025, the “Existing Trust Agreement” and as further amended, supplemented and modified from time to time, the “Trust Agreement”);

WHEREAS, the Seller desires to cause the amendment of the Existing Trust Agreement as set forth herein;

WHEREAS, the Sole Noteholder consents to the amendments to Existing Trust Agreement set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in Appendix A to that certain Sale and Servicing Agreement, dated as of November 17, 2021, among the Seller, Santander Bank, N.A., as servicer, and Wilmington Trust, National Association, as indenture trustee (as amended, supplemented and modified from time to time).

SECTION 2. Amendments. Effective as of May 13, 2025, the Existing Trust Agreement is hereby amended as follows:

(a) Section 2.6 of the Existing Trust Agreement is hereby amended and restated in full to read as follows:

“Declaration of Trust. The Owner Trustee hereby declares that it will hold the Trust Estate in trust upon and subject to the conditions set forth herein for the use and benefit of the Certificateholders, subject to the obligations of the Issuer under the Transaction Documents. It is the intention of the parties hereto that the Issuer constitute a statutory trust under the Statutory Trust Statute and that this Agreement constitute the governing instrument of such statutory trust. Notwithstanding anything to the contrary in the Certificates, it is the intention of the parties hereto that, solely for United States federal income or state and local income, franchise and value added tax purposes, the Issuer will be grantor trust under subtitle A, chapter 1, subchapter J, part I, subpart E of the Code (or otherwise a mere security device) and the Notes will be characterized as debt. The parties agree that, unless otherwise required by appropriate tax authorities, the Issuer will not file or cause to be filed annual or other necessary returns, reports or other forms consistent therewith. The purpose of the Issuer shall be to protect and conserve the assets of the Issuer, and the Issuer shall not at any time engage in or carry on any kind of business for United States federal income tax purposes or any kind of commercial activity, and no person acting on behalf of the Issuer shall vary the investment of the Certificateholders and take advantage of variations in the market to improve the investment of any Certificateholder. In the event that the Issuer is deemed to be treated rather as a partnership for United States federal income tax purposes, the Issuer will file returns, reports and other forms consistent with the characterization of the Issuer as a partnership (that is not treated as a publicly traded partnership), and this Agreement may be amended to include such provisions as may be required under Subchapter K of the Code. No election will be made by or on behalf of the Issuer to be classified as an association taxable as a corporation for United States federal income tax purposes. Effective as of the date hereof, the Owner Trustee shall have all rights, powers and duties set forth herein and, to the extent not inconsistent herewith, in the Statutory Trust Statute with respect to accomplishing the purposes of the Issuer. It is the intention of the parties hereto that except as expressly stated herein, the affairs of the Trust shall be managed by the Administrator pursuant to the Administration Agreement. The Owner Trustee has heretofore filed the Certificate of Trust with the Secretary of State of the State of Delaware as required by Section 3810(a) of the Statutory Trust Statute, such filing hereby being ratified and approved in all respects. Notwithstanding anything herein or in the Statutory Trust Statute to the contrary, it is the intention of the parties hereto that (i) the Issuer constitute a “business trust” within the meaning of Section 101(9)(A)(v) of the Bankruptcy Code and (ii) the Issuer be and remain a separate legal entity under Delaware law.”

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(b) Section 2.12 of the Existing Trust Agreement is hereby deleted in its entirety.

(c) Section 5.3(b) of the Existing Trust Agreement is hereby amended by deleting the phrase “(including Schedule K-1, if applicable)” where such phrase appears.

SECTION 3. Miscellaneous.

(a) The Trust Agreement, as amended hereby, remains in full force and effect. Any reference to the Trust Agreement from and after the date hereof shall be deemed to refer to the Trust Agreement as amended hereby, unless otherwise expressly stated.

(b) This Amendment shall be valid, binding, and enforceable against a party only when executed by an authorized individual on behalf of the party by means of (i) an electronic signature that complies with the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, in each case to the extent applicable; (ii) an original manual signature; or (iii) a faxed, scanned, or photocopied manual signature. Each electronic signature or faxed, scanned, or photocopied manual signature shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any electronic signature or faxed, scanned, or photocopied manual signature of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. This Amendment may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument. Notwithstanding the foregoing, with respect to any notice provided for in this Amendment or any instrument required or permitted to be delivered hereunder, any party hereto receiving or relying upon such notice or instrument shall be entitled to request execution thereof by original manual signature as a condition to the effectiveness thereof.

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(c) THIS AMENDMENT SHALL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE STATE OF DELAWARE, WITHOUT REFERENCE TO ITS CONFLICT OF LAW PROVISIONS, AND THE OBLIGATIONS, RIGHTS AND REMEDIES OF THE PARTIES HEREUNDER SHALL BE DETERMINED IN ACCORDANCE WITH SUCH LAWS.

(d) SC hereby certifies that it is the Holder (or beneficial owner) of Notes representing 100% of the Note Balance of the Outstanding Notes, including all Notes of the Controlling Class and by its execution hereof, hereby consents to this Amendment . The Seller hereby certifies that it is the holder of 100% of the aggregate Percentage Interests of the Certificates and hereby consents to this Amendment.

(e) It is expressly understood and agreed by the parties that (i) this Amendment is executed and delivered by Wells Fargo Delaware Trust Company, N.A., not individually or personally, but solely as Owner Trustee of the Issuer, at the direction of the Administrator in the exercise of the powers and authority conferred and vested in it, pursuant to the Trust Agreement, (ii) each of the representations, warranties, covenants, undertakings and agreements herein made on the part of the Issuer is made and intended not as personal representations, warranties, covenants undertakings and agreements by Wells Fargo Delaware Trust Company, N.A. but is made and intended for the purpose of binding only the Issuer, (iii) nothing herein contained shall be construed as creating any liability on Wells Fargo Delaware Trust Company, N.A., individually or personally, to perform any covenant either expressed or implied contained herein, all such liability, if any, being expressly waived by the parties hereto and by any Person claiming by, through or under the parties hereto, (iv) Wells Fargo Delaware Trust Company, N.A. has made no investigation as to the accuracy or completeness of any representations or warranties made by the Issuer or any other Person in this Amendment and (v) under no circumstances shall Wells Fargo Delaware Trust Company, N.A. be personally liable for the payment of any indebtedness or expenses of the Issuer or be liable for the breach or failure of any obligation, representation, warranty or covenant made or undertaken by the Issuer under this Amendment or under the Notes or any of the other Transaction Documents or in any of the certificates, notices or agreements delivered pursuant thereto, as to all of which recourse shall be had solely to the assets of the Issuer.

[Signatures follow]

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IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller and sole Certificateholder

By:	/s/ Collin Devlin
Name:	Collin Devlin
Title:	Vice President

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WELLS FARGO DELAWARE TRUST COMPANY, N.A.,
as Owner Trustee

By:	COMPUTERSHARE DELAWARE TRUST COMPANY, as attorney-in-fact

By:	/s/ Michael G. Oller Jr.
Name:	Michael G. Oller Jr.
Title:	Vice President

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Consented to by:

SANTANDER CONSUMER USA INC., as sole Noteholder

By:	/s/ Craig Shmoldas
Name:	Craig Shmoldas
Title:	Vice President

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